DEAR SHAREHOLDERS:

We are pleased to provide this initial report for Charter Large Company Stock Growth Fund (the "Fund"), sub-advised by Morgan Stanley Dean Witter Investment Management Inc., covering the period ended June 30, 2000.

Please read our sub-adviser's update below.


Sincerely,


/s/ Richard H. Forde

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT
CHARTER LARGE COMPANY STOCK GROWTH FUND



SUB-ADVISER'S UPDATE

THE MARKET ENVIRONMENT
The second quarter was marked by increased volatility for U.S. equity markets, as the trend towards investing in "old economy" and value stocks continued from late in the first quarter through May. The June recovery in growth stocks was led by technology and health care, two of the best-performing sectors for the quarter. As a result, growth outperformed value for the quarter.

STRATEGY
In aggregate, sector allocation -- primarily our overweight positions in health care and consumer staples -- contributed over 1% to results, while stock selection detracted over 2%. Consumer cyclicals, our weakest-performing sector for the quarter, resulted from the downturn of the retail sector. Our investments in Home Depot, which was down 22%, and Costco, which declined 37%, were our largest detractors from performance in the sector. Our strategic decision to continue to lower our technology exposure early in the second quarter and add to health care paid off, as health care was our best-performing sector. Meaningful


                                                                               _
                                                                               1
positions in Warner-Lambert, which rose 33%; Pfizer, which was up 32%; Johnson & Johnson, which gained 46%; and Merck, which increased 24% -- collectively represented 8% of the portfolio -- and added over 1% to relative performance.

Two of our best-performing stocks for the quarter were Warner-Lambert and Pfizer. Although large cap pharmaceutical stocks dramatically outperformed the market in the quarter, Pfizer outperformed its peers. The acquisition of Warner-Lambert was formally completed in mid-June, but integration planning was already well underway and we believe cost-cutting targets will be accomplished earlier than expected and their size could ultimately prove conservative, as projected now. Prescription volume growth for most of the company's major drugs remains robust, particularly for Lipitor, Celebrex, Neurontin, Viagra, Zyrtec, and Norvasc. Consensus earnings expectations do not fully reflect the faster-than-expected cost-cutting or the growth in sales volumes, in our view. A supposed lack of pipeline depth is a frequent criticism of skeptics, but we believe Pregabalin (a more potent, more tolerable follow-up to Neurontin; likely launch in 2001), Valdocoxib (arthritis and pain; launch in 2001), and inhaled insulin (diabetes; launch in 2002-2003) all have tremendous market potential. With no major patent expirations until 2006, the industry's fastest projected earnings growth rate over the next several years, a strong potential for additional co-marketing deals with other drug companies and for non-core asset divestitures once pooling accounting restrictions are lifted in two years, and the sector's lowest price/earnings-to-growth ratio, we believe Pfizer remains a compelling investment and is a core holding in our portfolio.

PERFORMANCE

For the second quarter and since its inception (01/20/00), the Fund's Institutional Class returned -3.22% and 5.30%, respectively. The Fund's Premier and Retail Classes both returned -3.31% for the second quarter, and they returned 5.20% and 5.10%, respectively, since inception.

_
2


OUTLOOK

With the Federal Reserve expected to be in the seventh inning stretch on interest rate hikes and the surge of growth stocks late in the second quarter, we are extremely optimistic about the prospect for large capitalization growth stocks going forward. Signs of a soft landing, as well as strong fundamentals and compelling business opportunities, create a favorable environment for growth moving forward.



                                                                               _
                                                                               3

CHARTER LARGE COMPANY
STOCK GROWTH FUND

INVESTMENTS IN SECURITIES
JUNE 30, 2000 (UNAUDITED)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
COMMON STOCKS - 98.0%
AEROSPACE AND DEFENSE- 5.9%
General Dynamics Corp.                          2,800     $  146
Textron, Inc.                                   1,800         98
United Technologies Corp.                       8,100        477
                                                       ----------
                                                             721
                                                       ----------

COMMUNICATIONS- 16.4%
American Tower Corp.                            2,900        121
AMFM, Inc.                                      1,600        110
AT&T Corp.                                      1,000         28
AT&T Corp-Liberty Media A                       6,800        165
BellSouth Corp.                                   600         26
Broadcom Corp., Class A                           300         66
CIENA Corp.                                       400         67
Clear Channel Communications, Inc.*             1,700        128
Comcast Corp., Class A                          2,600        105
Crown Castle International Corp.                2,100         77
GTE Corp.                                       2,800        174
Juniper Networks, Inc.                            400         58
MediaOne Group, Inc.*                           2,000        132
Nextel Communications Inc., Class A *             800         49
Nextlink Communications Inc., Class A             400         15
Nortel Networks Corp.                           4,300        293
Spectrasite Holding, Inc.                         500         14
Sprint Corp.                                    1,400         71


The Notes to Financial Statements are an integral part of these statements.

_
4


                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Viacom, Inc., Class B                           1,519     $  104
WORLDCOMM, Inc.                                 2,300        106
                                                       ----------
                                                           1,909
                                                       ----------

CONSUMABLES- 1.5%
Anheuser-Busch Cos., Inc.                       1,600        120
PepsiCo, Inc.                                   2,700        120
Philip Morris Cos, Inc.                         3,600         96
Quaker Oats Co.                                   600         45
                                                       ----------
                                                             381
                                                       ----------
DRUGS- 2.1%
Bristol-Myers Squibb Co.                        1,500         87
                                                       ----------

ELECTRONICS- 9.3%
General Electric Co.                           10,300        546
Hewlett Packard Co.                               600         75
Lucent Technologies, Inc.                       2,100        124
Motorola, Inc.                                  5,400        157
Texas Instruments, Inc.                         3,200        220
                                                       ----------
                                                           1,122
                                                       ----------

FINANCIAL- 5.7%
American Express Capital Corp.                  2,700        141
Bank of New York, Inc.                          4,200        195
Citigroup, Inc.                                 3,500        211
Federal National Mortgage Association           1,800         94
FleetBoston Financial Corp.                     2,500         85
                                                       ----------
                                                             726
                                                       ----------

INSURANCE- 0.9%
American International Group, Inc.              1,100        129
                                                       ----------


The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               5

CHARTER LARGE COMPANY
STOCK GROWTH FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)


INTERNET- 1.6%
Yahoo, Inc.*                                      400    $    50
                                                       ----------

MANUFACTURING- 13.7%
Applied Materials, Inc.*                        2,600        236
Capstone Turbine Corp.                            100          5
Corning, Inc.                                     400        108
General Motors, Class H                           400         35
Intersil Holdings, Class  A                     1,000         54
JDS Uniphase Corp.                              1,300        156
Maxim Integrated Prod, Inc.                     2,200        149
PMC- Sierra, Inc.                                 100         18
Procter & Gamble Co.                            1,200         69
Tyco International Ltd.                        15,400        730
                                                       ----------
                                                           1,560
                                                       ----------

MEDICAL-10.4%
Abbott Laboratories                             1,000         45
American Home Products Corp.                    3,000        176
Amgen, Inc.                                       800         56
ASM Lithography Holdings                          700         31
HCA Healthcare Corp.                            1,400         43
EXFO Electro Optical Eng.                         200          9
Genetech, Inc.                                    100         17
Schering-Plough Corp.*                            800         40
Johnson & Johnson                               1,800        183
Lilly (Eli) & Co.                                 500         50
Medimmune, Inc.                                   500         37
Merck & Co.                                     1,700        130
PE Corp.*                                         600         40


The Notes to Financial Statements are an integral part of these statements.

_
6


                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Pfizer, Inc.                                   14,400      $ 691
Pharmacia & Upjohn, Inc.                        2,985        154
                                                       ----------
                                                           1,702
                                                       ----------

PUBLISHING- 3.0%
Time Warner, Inc.                               3,300        251
TV Guide, Inc., Class A                           800         27
                                                       ----------
                                                             278
                                                       ----------

REAL ESTATE- 0.3%
Pinnacle Holdings, Inc.                           800         43
                                                       ----------
RESEARCH AND DEVELOPMENT- 0.1%
Tularik, Inc.                                     300          9
                                                       ----------

RETAIL- 8.3%
Brinker International, Inc.                       700         20
Costco Companies, Inc.*                         1,600         52
Home Depot, Inc.                                6,800        340
Intimate Brands, Class A                        2,600         51
Keebler Foods Co.                                 900         33
Limited, Inc.                                   2,200         48
Safeway, Inc.                                   1,800         80
Tiffany & Co.                                     600         40
Wal-Mart Stores, Inc.                           2,700        155
                                                      ----------
                                                             819
                                                       ----------

SERVICES- 1.2%
Omnicom Group, Inc.                               700         62
Verisign, Inc.                                    100         18
                                                       ----------
                                                              80
                                                       ----------


The Notes to Financial Statements are an integral part of these statements.


                                                                               _
                                                                               7

CHARTER LARGE COMPANY
STOCK GROWTH FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)


                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
TECHNOLOGY- 18.4%
Analog Devices, Inc.*                             300     $   23
Cisco Systems, Inc.*                            8,300        528
EMC Corp.                                       1,000         77
Genuity, Inc.                                   1,500         14
Global Crossing Ltd.                            1,065         28
Infineon Technologies ADS                         600         48
Inktomi Corp.                                     300         35
Intel Corp.                                     3,900        521
International Business Machines Corp.           1,000        110
Microsoft Corp.*                                4,300        344
Oracle Corp.*                                   2,600        219
Seagate Technolgy*                                600         33
Storage Networks                                  200         18
Stratos Lightwave, Inc.                           200          6
Sun Microsystems, Inc.*                         1,800        164
                                                       ----------
                                                           2,168
                                                       ----------

UTILITIES- 0.3%
Montana Power Co.                                 800         28
                                                       ----------

TOTAL COMMON STOCKS - 98.0%
    (Cost $11,126)                                        11,812
                                                       ----------

The Notes to Financial Statements are an integral part of these statements.

_
8


                                                          MARKET
                                             SHARES        VALUE
                                              (000)        (000)
-----------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 3.0%
MONEY MARKET FUND
Charter Money Market Fund                         292     $  292
                                                       ----------

TOTAL SHORT-TERM OBLIGATIONS
  (Cost $292)                                                292
                                                       ----------

TOTAL INVESTMENT IN SECURITIES - 100.4%
  (Total Cost $11,418)                                    12,104
Liabilities less Cash and Other Assets- 0.4%                 (45)
                                                       ----------
NET ASSETS - 100.0%                                     $ 12,059
                                                       ==========


* Non-income producing securities.

-----------------------------------------------------------------
CHARTER LARGE COMPANY STOCK GROWTH FUND
TEN LARGEST POSITIONS (UNAUDITED)
                                                (000)
Tyco International Ltd.                       $   729       6.0%
Pfizer, Inc.                                      691       5.7%
General Electric Co.                              546       4.5%
Cisco Systems                                     528       4.4%
Intel Corp.                                       521       4.3%
United Technologies Corp.                         477       4.0%
Microsoft Corp.                                   344       2.9%
Home Depot                                        340       2.8%
Nortel Networks                                   293       2.4%
Time Warner, Inc.                                 251       2.1%
-----------------------------------------------------------------



The Notes to Financial Statements are an integral part of these statements.


                                                                               _
                                                                               9

CHARTER LARGE COMPANY
STOCK GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)


                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
ASSETS:
Investments in securities at value (Cost - $11,419)           $   12,104
Cash                                                                   1
Receivable for investments sold                                        8
Interest and dividends receivable                                      6
Other                                                                 13
                                                           --------------
Total assets                                                      12,132
                                                           --------------

LIABILITIES:
Payable for investments                                               46
Administrative services payable                                        9
Custodian fees payable                                                 7
Accrued audit and legal fees payable                                   7
Registration fees payable                                              1
12b-1 and sub-accounting fees payable to Distributor                   1
Other accrued expenses                                                 2
                                                           --------------
Total liabilities                                                     73
                                                           --------------
NET ASSETS                                                    $   12,059
                                                           ==============

SHARES OUTSTANDING
Institutional Class ($10.53 net asset value per share)               450
                                                           ==============
Premier Class ($10.52 net asset value per share)                     464
                                                           ==============
Retail Class ($10.51 net asset value per share)                      202
                                                           ==============

COMPONENTS OF NET ASSETS:
Paid in capital                                               $   11,498
Accumulated net investment income (loss)                             (16)
Accumulated net realized loss on investments                        (109)
Unrealized appreciation of investments                               686
                                                           --------------
NET ASSETS                                                    $   12,059
                                                           ==============


The Notes to Financial Statements are an integral part of these statements.

__
10

CHARTER LARGE COMPANY
STOCK GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 20, 2000* TO
JUNE 30, 2000 (UNAUDITED)

                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                                       $     28
     Interest                                                               2
                                                            ------------------
                                                                           30
EXPENSES:
     Investment advisory fees                                              29
     Custodian fees and expenses                                           16
     Auditing and legal fees                                                7
     Sub-accounting fees                                                    6
     Shareholder reports                                                    3
     Administrative services                                                9
     12b-1 fees                                                             2
     Registration fees                                                     15
     Other                                                                  4
                                                            ------------------
Total expenses                                                             91
     Less expenses waived by adviser or distributor                       (45)
                                                            ------------------
Net expenses                                                               46
                                                            ------------------
NET INVESTMENT INCOME (LOSS)                                              (16)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss from securities transactions                      (109)
     Unrealized appreciation of investments                               686
                                                            ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    577
                                                            ------------------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                $     561
                                                            ==================


* Commencement of operations


The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              11

CHARTER LARGE COMPANY
STOCK GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 20, 2000* TO
JUNE 30, 2000 (UNAUDITED)
                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                      $       (16)
Net realized loss from securities transactions                           (109)
Unrealized appreciation of investments                                    686
                                                           -------------------
Net increase in net assets from operations                                561
                                                           -------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
     Institutional Class                                                    -
     Premier Class                                                          -
     Retail Class                                                           -
                                                           -------------------
Total distributions to shareholders                                         -
                                                           -------------------
CAPITAL SHARE TRANSACTIONS:
Institutional Class
Net proceeds from sales of shares                                       4,500
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                         -
                                                           -------------------
                                                                        4,500
Cost of shares redeemed                                                     -
                                                           -------------------
                                                                        4,500
                                                           -------------------
Premier Class
Net proceeds from sales of shares                                       4,952
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                         -
                                                           -------------------
                                                                        4,952
Cost of shares redeemed                                                     -
                                                           -------------------
                                                                        4,952
                                                           -------------------
Retail Class
Net proceeds from sales of shares                                       2,205
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                         -
                                                           -------------------
                                                                        2,205
Cost of shares redeemed                                                  (159)
                                                           -------------------
                                                                        2,046
                                                           -------------------
Net increase from Fund share transactions                              11,498
                                                           -------------------
NET INCREASE IN NET ASSETS                                             12,059
NET ASSETS:
Beginning of period                                                         -
                                                           -------------------
End of period (including accumulated net investment
     loss of $16)                                                 $    12,059
                                                           ===================

* Commencement of operations

The Notes to Financial Statements are an integral part of these statements.

__
12

CHARTER LARGE COMPANY
STOCK GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS CONTINUED
FOR THE PERIOD JANUARY 20, 2000 * TO
JUNE 30, 2000 (UNAUDITED)

                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
TRANSACTIONS IN CAPITAL STOCK
INSTITUTIONAL CLASS
Shares sold                                                               450
Shares issued in reinvestment of dividends and
  distributions                                                             -
                                                            ------------------
                                                                          450
Shares redeemed                                                             -
                                                            ------------------
Net increase in shares outstanding                                        450
                                                            ==================
PREMIER CLASS
Shares sold                                                               494
Shares issued in reinvestment of dividends and
  distributions                                                             -
                                                            ------------------
                                                                          494
Shares redeemed                                                             -
                                                            ------------------
Net increase in shares outstanding                                        494
                                                            ==================
RETAIL CLASS
Shares sold                                                               217
Shares issued in reinvestment of dividends and
  distributions                                                             -
                                                            ------------------
                                                                          217
Shares redeemed                                                           (15)
                                                            ------------------
Net increase in shares outstanding                                        202
                                                            ==================

* Commencement of operations

The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              13

CHARTER LARGE COMPANY
STOCK GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES. Charter Large Company Stock Growth Fund is a separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Charter Large Company Stock Growth Fund is to seek long-term capital appreciation by investing principally in equity securities of the U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. The Trust offers three classes of shares: Institutional Class, Premier Class and Retail Class. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including any applicable sub-accounting or 12b-1 distribution fees). Shares of each class would receive their pro rata share of net assets of the Fund if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares. Institutional Class Shares have a separate transfer agent charge and no distribution fee or sub-accounting fee. The Premier Class Shares have a sub-accounting fee. The Retail Class Shares have a 12b-1 fee and a sub-accounting fee.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that

__
14



day, at the last bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - For federal income tax purposes, each fund in the Trust is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - Dividends from net investment income and net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed annually.

Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a re-classification to paid in capital may be required.


                                                                              __
                                                                              15

CHARTER LARGE COMPANY
STOCK GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.80% applied to the average daily net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.80% annually of average daily net assets for the Institutional Class, 1.00% annually of average daily net assets for the Premier Class, and 1.25% annually for the Retail Class, until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus. TimesSquare retains the ability to be repaid by the Fund if the Fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses Fund operating expenses.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2000, the Fund paid or accrued $9,432.

With respect to Retail Class shares, the Fund has adopted a 12b-1 plan which requires the payment of 0.25% annually ($1,750 through 6/30/00) to CIGNA Financial Services, Inc. ("CFS"), the Fund's distributor. The fees received from the 12b-1 plan are used for services provided to the Retail Class and expenses primarily intended to result in the sale of such shares. Premier and Retail Class shares are also subject to a sub-accounting fee payable to CFS equal


__
16


to 0.20% annually ($4,440 and $1,400, respectively, through 6/30/00). The sub-accounting and 12b-1 fees will be waived as necessary to limit Premier and Retail Class expenses, as a percentage of average net assets, to the amounts described above until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus.

TimesSquare and CFS are indirect, wholly-owned subsidiaries of CIGNA
Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 2000 were $14,949,640 and $3,692,458, respectively.

At June 30, 2000, the cost of securities for federal income tax purposes was $11,481,824. The Fund had net unrealized appreciation of investment of $621,678, consisting of gross unrealized appreciation of $1,303,328 and gross unrealized depreciation of $681,650 for federal income tax purposes.

5. CAPITAL STOCK. The Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. At June 30, 2000, Life Insurance Company of North America, an indirect wholly-owned subsidiary of CIGNA Corporation, owned 87% of the Fund.


                                                                              __
                                                                              17

CHARTER LARGE COMPANY
STOCK GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
CONTINUED

6. FINANCIAL HIGHLIGHTS. The following per share data is computed on the basis of a share outstanding throughout the period:


                                                                              (UNAUDITED)
                                                                  FOR THE PERIOD JANUARY 20, 2000(4)
                                                                           TO JUNE 30, 2000
----------------------------------------------------------------------------------------------------------
                                                               INSTITUTIONAL     PREMIER          RETAIL
                                                                CLASS             CLASS           CLASS
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.00         $ 10.00          $ 10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                      (0.01)          (0.02)           (0.02)
  Net realized and unrealized gain on securities                     0.54            0.54             0.53
                                                                  --------           -----            ----
TOTAL FROM INVESTMENT OPERATIONS                                     0.53            0.52             0.51
                                                                  --------           -----            ----

LESS DISTRIBUTIONS:
  Dividends from net investment income                                  -               -                -
  Distributions from capital gains                                      -               -                -
                                                                  --------        --------         --------
TOTAL DISTRIBUTIONS                                                     -               -                -
                                                                  --------        --------         --------
NET ASSET VALUE, END OF PERIOD                                    $ 10.53         $ 10.52          $ 10.51
                                                                  ========        ========         ========
TOTAL RETURN (1)                                                     5.30% (2)       5.20% (2)        5.10% (2)
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                           0.80% (3)       1.00% (3)        1.25% (3)
  Net investment income (loss)                                      (0.18)% (3)     (0.38)% (3)      (0.62)%(3)
  Fees and expenses waived or borne by the Adviser or
  Distributor                                                        0.78% (3)       0.80% (3)        0.84% (3)
  Portfolio turnover                                                   40% (2)         40% (2)          40% (2)
  Net assets, end of period (000 omitted)                         $ 4,737         $ 5,197          $ 2,125


(1) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(2) Not annualized.
(3) Annualized.
(4) Commencement of operations.


__
18



CHARTER LARGE COMPANY
STOCK GROWTH FUND



Charter Large Company Stock Growth Fund is an open-end, diversified management investment company that invests primarily in equity securities of U.S. and, to a limited extent, foreign companies. The investment adviser is TimesSquare Capital Management, Inc., 900 Cottage Grove Road, Hartford, Connecticut 06152. The sub-adviser is Morgan Stanley Dean Witter Investment Management Inc. The Fund is distributed by CIGNA Financial Services, Inc., P.O. Box 150476, Hartford, CT 06115-0476 (telephone: 1.888.CIGNA.FS or 1.888.244.6237).

TRUSTEES

Hugh R. Beath
ADVISORY DIRECTOR, ADMEDIA CORPORATE ADVISORS, INC.

Richard H. Forde
SENIOR MANAGING DIRECTOR, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Russell H. Jones
VICE PRESIDENT AND TREASURER, KAMAN CORPORATION

Thomas C. Jones
PRESIDENT, CIGNA RETIREMENT AND INVESTMENT SERVICES &
CHAIRMAN OF THE BOARD, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Paul J. McDonald
SPECIAL ADVISOR TO THE BOARD OF DIRECTORS,
FRIENDLY ICE CREAM CORPORATION

OFFICERS

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT

Alfred A. Bingham III
VICE PRESIDENT AND TREASURER

Jeffrey S. Winer
VICE PRESIDENT AND SECRETARY

                                                                              __
                                                                              19

[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
CIGNA FINANCIAL SERVICES, INC.

P.O. Box 150476 . Hartford, CT 06115-0476
www.cigna.com . Member NASD/SIPC


                                                                545721


________________________________________________________________________________


                               CIGNA FUNDS GROUP

________________________________________________________________________________

                     [A BUILDING GRAPHIC APPEARS IN THE BACKGROUND OF THIS PAGE]

                                                               CHARTER FUNDS/SM/


                                                                         CHARTER

                                                                          LARGE

                                                                         COMPANY

                                                                           STOCK

                                                                          GROWTH

                                                                            FUND






                                                               Semiannual Report
                                                                   June 30, 2000




[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
CIGNA Financial Services, Inc.